Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Intangible assets and goodwill [abstract]
Carrying value at the beginning	$ 875	$ 882
Goodwill on acquisitions during the year (Refer to Note 2.10)	309
Translation differences	(2)	(7)
Carrying value at the end	$ 1,182	$ 875